(LOSS)/EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Schedule of Basic Earnings Per Ordinary Share
As at December 31, 2017, this amounted to 86,486,409 shares (2016: 91,858,813 shares) (2015: 92,647,091 shares).

	December 31, 2017	December 31, 2016	December 31, 2015
‘A’ ordinary shares	86,486,409	91,858,813	92,647,091

Basic earnings per share denominator	86,486,409	91,858,813	92,647,091

Reconciliation to weighted average earnings per share denominator:
Number of ‘A’ ordinary shares at January 1 (Note 20)	96,162,410	95,840,138	94,308,358
Weighted average number of shares issued during the year*	-	120,396	974,161
Weighted average number of treasury shares	(9,676,001)	(4,101,721)	(2,635,428)

Basic earnings per share denominator	86,486,409	91,858,813	92,647,091

*The weighted average number of shares issued during the year is calculated by taking the number of shares issued multiplied by the number of days in the year each share is in issue, divided by 365 days.

Schedule of Diluted Earnings Per Ordinary Share
The basic weighted average number of ordinary shares for the Group may be reconciled to the number used in the diluted earnings per ordinary share calculation as follows:

	December 31, 2017	December 31, 2016	December 31, 2015
Basic earnings per share denominator (see above)	86,486,409	91,858,813	92,647,091
Issuable on exercise of options and warrants	-	315,019	1,700,733
Issuable on conversion of exchangeable notes	21,023,770	21,023,766	15,283,348

Diluted earnings per share denominator	107,510,179	113,197,598	109,631,172

Schedule of Profit After Tax Diluted Earnings Per Ordinary Share Calculation
The profit/(loss) after tax for the year may be reconciled to the amount used in the diluted earnings per ordinary share calculation as follows:

	December 31, 2017 US$‘000	December 31, 2016 US$‘000	December 31, 2015 US$‘000
(Loss)/Profit after tax for the year	(40,270)	(100,625)	21,796
Non-cash financial income	(2,390)	(2,270)	(13,020)
Cash interest expense	4,600	4,600	3,348
Non-cash interest on exchangeable notes	723	718	534

Adjusted (loss)/profit after tax	(37,337)	(97,577)	12,658

Schedule of Basic Earning per ADS
	December 31, 2017	December 31, 2016	December 31, 2015
ADS	21,621,602	22,964,703	23,161,773

Basic earnings per share denominator	21,621,602	22,964,703	23,161,773

Reconciliation to weighted average earnings per share denominator:
Number of ADS at January 1 (Note 20)	24,040,602	23,960,035	23,577,090
Weighted average number of shares issued during the year*	-	30,098	243,540
Weighted average number of treasury shares	(2,419,000)	(1,025,430)	(658,857)

Basic earnings per share denominator	21,621,602	22,964,703	23,161,773

Diluted earnings per ADS for the Group is computed by dividing the adjusted loss after taxation of US$37,337,000 (2016: loss of US$97,577,000) (2015: profit of US$12,658,000) for the financial year, by the diluted weighted average number of ADS in issue of 26,877,545 (2016: 28,299,400) (2015: 27,407,793).

Schedule of Diluted Earning per ADS
The basic weighted average number of ADS shares for the Group may be reconciled to the number used in the diluted earnings per ADS share calculation as follows:

	December 31, 2017	December 31, 2016	December 31, 2015
Basic earnings per share denominator (see above)	21,621,602	22,964,703	23,161,773
Issuable on exercise of options and warrants	-	78,755	425,183
Issuable on conversion of exchangeable notes	5,255,942	5,255,941	3,820,837

Diluted earnings per share denominator	26,877,544	28,299,399	27,407,793